K&L Gates LLP
1601 K Street, NW
Washington, DC 20006

Stacy H. Winick 202.778.9252 stacy.winick@klgates.com

BY EDGAR

November 20, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Nuveen Massachusetts Premium Income Municipal Fund

811-07484

Ladies and Gentlemen:

On behalf of the Nuveen Massachusetts Premium Income Municipal Fund (the “Fund”), we are transmitting for electronic filing a Registration Statement on Form N-2 under the Securities Act of 1933, as amended, which is also amendment no. 5 to the Registration Statement under the Investment Company Act of 1940, as amended, and each exhibit being filed therein.

Before the Fund’s Registration Statement becomes effective under the Securities Act of 1933, as amended, the Fund will file an amendment containing all exhibits.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (202) 778-9252 or David Glatz at (312) 807-4295 with any questions or comments concerning these materials.

Very truly yours,

/s/ Stacy H. Winick
Stacy H. Winick

Enclosures

Copies to	J. Grzeskiewicz (w/encl.) M. Winget (w/encl.)